Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit | $ / shares	6.58
Maximum Aggregate Offering Price	$ 9,870,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,363.05
Offering Note

(1)
This Registration Statement covers (i) 1,500,000 shares of Common Stock, $0.0001 par value per share (the “Common Stock”), of Bed Bath & Beyond, Inc. (the “Registrant”) to be registered under the Bed Bath & Beyond, Inc. 2025 Employment Inducement Equity Incentive Plan (the “Plan”), and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock which become issuable under the Plan to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

(2)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the  Common Stock as reported on The New York Stock Exchange on November 13, 2025.